AMERICAN EAGLE FUNDS, INC.






                    AMERICAN EAGLE CAPITAL APPRECIATION FUND

                           AMERICAN EAGLE TWENTY FUND

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2000

LETTER TO SHAREHOLDERS                                             JUNE 30, 2000

DEAR SHAREHOLDER,

The markets are catching their collective breath after taking a volatile ride during the first half of calendar year 2000. The markets reacted not only to rising oil prices and the Federal Reserve Board's continued concerns over the perils of an overheated economy, but also to the tremendous strength, flexibility and innovation of many U.S. companies. These competing forces were reflected in the NASDAQ as it first surged 22% to reach an all-time high in mid-March, then dropped over 37% by the end of May. The NASDAQ experienced several smaller moves through June and closed the first half of 2000 down 4%. The Dow Jones Industrial Average experienced a similar, albeit less dramatic, ride. The Dow swelled 3% in January to reach an all-time high, and then steadily deflated more than 16% through March. Although the Dow recovered marginally during June, it closed the first half of 2000 down more than 8%. These volatile moves sharply contrasted the steady climb during the first three quarters of 1999 and the sharp rise during the fourth quarter last year. The unparalleled optimism of 1999 was quickly replaced by caution and concern.

Throughout the first half of this year, the Funds recognized the underlying volatility and worked hard to smooth the ride for investors. In the days leading up to the first three Federal Reserve meetings of the year, the Funds moderately hedged their portfolios anticipating that the Fed would raise the discount rate in an attempt to cool the economy. The Fed, in fact, took active steps at each of these three meetings and increased the discount rate from 5.5% to 6.5% where it currently stands. After the Fed's May meeting, economic indicators suggested that the economy showed signs of a moderate slowdown. Accordingly, the Funds removed their hedges on the belief that the Fed would not raise rates at its June meeting. When the Fed refused to push rates higher and companies began to hint at strong second quarter earnings, the Funds were in a position to fully participate in the early-summer rally. Notwithstanding the strong June returns, the Funds' overall positioning throughout the first half of the year insulated the portfolios from the large swings in the markets while producing steady returns for investors.

AMERICAN EAGLE CAPITAL APPRECIATION FUND

The American Eagle Capital Appreciation Fund seeks long-term capital appreciation by utilizing an aggressive yet flexible investment program. The Fund maintains a core portfolio of 30 to 50 stocks of primarily American growth companies of all sizes. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts to protect assets against adverse market price changes and to generate additional investment returns.

Companies in the computer hardware and software, telecommunications, medical devices/drugs and Internet technology sectors were significant positions in the Fund's portfolio during the period.

The returns for the six-month period ended June 30, 2000 for the American Eagle Capital Appreciation Fund and the Fund's comparable benchmarks are stated below:

                                                      Year-
                                                      To-Date
                                                      -------
AMERICAN EAGLE CAPITAL APPRECIATION FUND              76.30%
Lipper Capital Appreciation Fund Index                -1.54
Standard & Poor's 500 Index                           -0.42


AMERICAN EAGLE TWENTY FUND

The American Eagle Twenty Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing in a more concentrated portfolio of approximately, but not less than, 20 stocks composed primarily of American growth companies of all sizes. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts to protect assets against adverse market price changes and to generate additional investment returns.

The Fund's main investment concentrations have been in telecommunications, medical devices/drugs, computer software and Internet technology stocks.

The returns for the six-month period ended June 30, 2000 for the American Eagle Twenty Fund and the Fund's comparable benchmarks are stated below:

                                                      Year-
                                                      To-Date
                                                      -------
AMERICAN EAGLE TWENTY FUND                            59.70%
Lipper Capital Appreciation Fund Index                -1.54
Standard & Poor's 500 Index                           -0.42


The strong performance of both of the American Eagle Funds is largely a result of each Fund's relatively small asset size. Each Fund has invested in initial public offerings (IPO's) that can have a greater impact on each Fund's performance while the Funds are small in size. Each Fund's small size helps enable it to move more quickly into and out of certain investments. This liquidity, combined with a volatile equity market, can afford each Fund with the potential for investment gains. There is no assurance that the Funds' future investments will result in the same level of performance. As each Fund grows in size such investments will likely have a smaller impact on performance, making it unlikely that each Fund will replicate its historical investment returns.


Thank you for investing with us in the American Eagle Funds.

Sincerely,




James R. Jundt
Chairman

FINANCIAL STATEMENTS                                               JUNE 30, 2000

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                              AMERICAN EAGLE           AMERICAN EAGLE
                                                                           CAPITAL APPRECIATION            TWENTY
                                                                                   FUND                     FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------
       Investment in securities, at market value (note 2)
             (identified cost: $11,535,994 and $9,122,397
             respectively)                                                    $   12,600,754           $    9,815,375
       Receivable for securities sold                                                873,661                  149,370
       Dividends receivable                                                            1,824                    1,704
       Cash                                                                               --                      582
       Prepaid expenses and other assets                                              17,097                   16,547
                                                                             -----------------------------------------
         Total Assets                                                             13,493,336                9,983,578
                                                                             -----------------------------------------

LIABILITIES
----------------------------------------------------------------------------------------------------------------------
       Loans payable                                                                 677,000                  428,000
       Payable for securities purchased                                              299,500                   60,500
       Payable to custodian                                                           18,231                       --
       Payable to Adviser                                                             12,384                    9,302
       Interest payable (note 5)                                                         267                      179
       Accrued expenses and other liabilities                                         17,609                   18,965
                                                                             -----------------------------------------
         Total Liabilities                                                         1,024,991                  516,946
                                                                             -----------------------------------------
       Net assets applicable to outstanding capital stock                     $   12,468,345           $    9,466,632
                                                                             =========================================

NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------------
       Capital stock (note 1)
           (par value $.01 per share - authorized 10 billion shares;
            outstanding; 707,258 and 592,621 shares, respectively)                 7,353,700                6,155,362
       Accumulated net investment loss                                               (78,174)                 (74,492)
       Accumulated net realized gain on investments                                4,128,059                2,692,784
       Unrealized appreciation on investments                                      1,064,760                  692,978
                                                                             -----------------------------------------
         Total, representing net assets applicable
            to outstanding capital stock                                      $   12,468,345           $    9,466,632
                                                                             =========================================

       Net Asset Value Per Share                                              $        17.63           $        15.97
                                                                             =========================================

FINANCIAL STATEMENTS (CONTINUED)                                   JUNE 30, 2000

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                     AMERICAN EAGLE         AMERICAN EAGLE
                                                                  CAPITAL APPRECIATION          TWENTY
FOR THE SIX MONTHS ENDED 6/30/00                                          FUND                   FUND
-----------------------------------------------------------------------------------------------------------
INCOME
-----------------------------------------------------------------------------------------------------------
       Interest                                                      $      38,161           $      29,550
       Dividends (net of foreign taxes withheld of
             $165 and $297, respectively)                                    5,525                   6,633
                                                                    ---------------------------------------
                                                                            43,686                  36,183
                                                                    ---------------------------------------

EXPENSES
----------------------------------------------------------------------------------------------------------
       Investment adviser fee                                               56,005                  46,770
       Registration fee                                                     10,574                  10,074
       Administrative fee                                                   10,298                  10,684
       Fund accounting fee                                                  11,332                  10,040
       Audit fees                                                            8,948                   8,948
       Legal fees                                                            7,022                   7,184
       Transfer agent fee                                                    4,914                   4,914
       Transfer agent expense                                                3,618                   3,928
       Custodian fee                                                         6,650                   5,722
       Reports to shareholders                                               1,456                   1,456
       Directors' fees                                                         728                     728
       Other                                                                    48                      48
                                                                    ---------------------------------------
             Total expenses before interest expense                        121,593                 110,496
       Interest Expense                                                        267                     179
                                                                    ---------------------------------------
             Total expenses after interest expense                         121,860                 110,675
                                                                    ---------------------------------------
       Net investment loss                                           $     (78,174)          $     (74,492)
                                                                    ---------------------------------------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
       Net realized gain on investments and futures
         transactions                                                    4,196,730               2,746,141
       Net realized loss on short sales transactions                       (68,671)                (53,357)
                                                                    ---------------------------------------
       Net realized gain on investments, futures
         transactions and short sale transactions                        4,128,059               2,692,784
                                                                    ---------------------------------------
       Net change in unrealized appreciation on investments              1,064,760                 692,978
                                                                    ---------------------------------------
             Net gain on investments                                     5,192,819               3,385,762
                                                                    ---------------------------------------
       Net increase in net assets resulting from operations          $   5,114,645           $   3,311,270
                                                                    =======================================

FINANCIAL STATEMENTS (CONTINUED)                                   JUNE 30, 2000

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                             AMERICAN EAGLE CAPITAL APPRECIATION FUND
                                                          ----------------------------------------------
                                                            FOR THE SIX MONTHS ENDED
                                                                    6/30/00             FOR THE PERIOD
                                                                  (UNAUDITED)         12/30/99*-12/31/99
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
       Net investment loss                                      $      (78,174)          $          (14)
       Net realized gain on investments and futures
         transactions                                                4,196,730                       --
       Net realized loss on short sale transactions                    (68,671)                      --
                                                               ----------------         ----------------
       Net realized gain on investments, futures
         transactions and short sale transactions                    4,128,059                       --
       Net change in unrealized appreciation
         on investments                                              1,064,760                       --
                                                               ----------------         ----------------

       Net increase (decrease) in net assets resulting
         from operations                                             5,114,645                      (14)
                                                               ----------------         ----------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------
       Net proceeds from shares sold                                 7,286,126                       --
       Cost of shares redeemed                                          (6,912)                      --
                                                               ----------------         ----------------

       Net increase in net assets resulting
         from capital share transactions                             7,279,214                       --
                                                               ----------------         ----------------

NET ASSETS
--------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                  $   12,393,859           $          (14)
       Net assets at beginning of period                                74,486                   74,500
                                                               ----------------         ----------------
       Net assets at end of period                              $   12,468,345           $       74,486
                                                               ================         ================

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------
       Shares sold                                                     700,300                    7,450
       Shares redeemed                                                    (492)                      --
                                                               ----------------         ----------------

       Net increase in shares outstanding                              699,808                    7,450
                                                               ================         ================


*  Commencement of operations

FINANCIAL STATEMENTS (CONCLUDED)                                   JUNE 30, 2000

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                    AMERICAN EAGLE TWENTY FUND
                                                        ------------------------------------------------
                                                           FOR THE SIX MONTHS ENDED
                                                                    6/30/00             FOR THE PERIOD
                                                                  (UNAUDITED)         12/30/99*-12/31/99
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
       Net investment loss                                      $      (74,492)          $          (14)
       Net realized gain on investments and futures
         transactions                                                2,746,141                       --
       Net realized loss on short sale transactions                    (53,357)                      --
                                                               ----------------         ----------------
       Net realized gain on investments, futures
         transactions and short sale transactions                    2,692,784                       --
       Net change in unrealized appreciation
         on investments                                                692,978                       --
                                                               ----------------         ----------------

       Net increase (decrease) in net assets resulting
         from operations                                             3,311,270                      (14)
                                                               ----------------         ----------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------
       Net proceeds from shares sold                                 6,117,410                       --
       Cost of shares redeemed                                         (36,534)                      --
                                                               ----------------         ----------------

       Net increase in net assets resulting
         from capital share transactions                             6,080,876                       --
                                                               ----------------         ----------------

NET ASSETS
--------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                  $    9,392,146           $          (14)
       Net assets at beginning of period                                74,486                   74,500
                                                               ----------------         ----------------
       Net assets at end of period                              $    9,466,632           $       74,486
                                                               ================         ================

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------
       Shares sold                                                     588,171                    7,450
       Shares redeemed                                                  (3,000)                      --
                                                               ----------------         ----------------

       Net increase in shares outstanding                              585,171                    7,450
                                                               ================         ================


*  Commencement of operations

                                        AMERICAN EAGLE CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2000

COMMON STOCKS
                                                            NUMBER                                MARKET
INDUSTRY DESCRIPTION AND ISSUE                            OF SHARES           COST               VALUE (a)
------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (4.4%)
------------------------------------------------------------------------------------------------------------
       Pixelworks Inc. (b)                                  6,000        $     126,000        $     136,500
       Texas Instruments                                    6,000              363,360              412,125
                                                                        ------------------------------------
                                                                               489,360              548,625
                                                                        ------------------------------------

COMPUTER SERVICES/SOFTWARE (19.7%)
------------------------------------------------------------------------------------------------------------
       HNC Software (b)                                     8,000              461,250              494,000
       Immersion Corporation (b)                           18,700              670,678              561,000
       Macrovision Corporation (b)                          2,000               68,250              127,844
       Microsoft Corporation (b)                            7,500              631,894              600,000
       Siebel Systems Inc. (b)                              4,100              445,030              670,606
                                                                        ------------------------------------
                                                                             2,277,102            2,453,450
                                                                        ------------------------------------

HEALTHCARE SERVICES (2.2%)
------------------------------------------------------------------------------------------------------------
       Schering Plough Corporation                          5,500              189,451              277,750
                                                                        ------------------------------------

INTERACTIVE MEDIA (0.9%)
------------------------------------------------------------------------------------------------------------
       Echostar Communications - Class A (b)                3,200              135,868              105,950
                                                                        ------------------------------------

INTERNET SERVICES (3.7%)
------------------------------------------------------------------------------------------------------------
       Apropos Technology (b)                              12,200              188,400              242,475
       Korea Thrunet Co. Ltd. - Class A (b)                15,500              496,686              217,000
                                                                        ------------------------------------
                                                                               685,086              459,475
                                                                        ------------------------------------

INTERNET TECHNOLOGY (16.5%)
------------------------------------------------------------------------------------------------------------
       America Online Inc. (b)                             11,600              684,464              611,900
       Marvell Technology Group (b)                        18,600              692,889            1,060,200
       Starmedia Network Inc. (b)                          13,700              307,601              258,588
       Tele 1 Europe Holdings ADR (b)                       3,300               53,608               39,806
       Travelocity.com Inc. (b)                             5,400              168,522               88,425
                                                                        ------------------------------------
                                                                             1,907,084            2,058,919
                                                                        ------------------------------------

MEDICAL DEVICES/DRUGS (14.7%)
-----------------------------------------------------------------------------------------------------------
       Amgen (b)                                            2,900              172,770              203,725
       Intuitive Surgical Inc. (b)                         25,000              250,000              235,938
       Pharmacia Corporation                               15,200              561,726              785,650
       Sepracor Inc. (b)                                    5,000              429,042              603,125
                                                                        ------------------------------------
                                                                             1,413,538            1,828,438
                                                                        ------------------------------------

MISCELLANEOUS (1.9%)
------------------------------------------------------------------------------------------------------------
       Edison Schools Incorporated                         10,000              222,500              231,875
                                                                        ------------------------------------

                                        AMERICAN EAGLE CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)                     JUNE 30, 2000

COMMON STOCKS (CONCLUDED)
                                                        NUMBER                                   MARKET
INDUSTRY DESCRIPTION AND ISSUE                         OF SHARES            COST                VALUE (a)
------------------------------------------------------------------------------------------------------------
RESTAURANTS (2.5%)
------------------------------------------------------------------------------------------------------------
       Starbucks Corporation (b)                         8,300         $      234,302        $      316,956
                                                                      --------------------------------------

TELECOMMUNICATIONS INFRASTRUCTURE (10.2%)
------------------------------------------------------------------------------------------------------------
       At Home Corporation (b)                          15,400                416,350               319,550
       Cisco Systems Inc. (b)                            5,000                265,173               317,812
       Corning Corporation                                 700                111,342               188,912
       GT Group Telecom Inc. (b)                        14,100                193,539               222,956
       Level 3 Communications Inc. (b)                   2,500                215,300               220,000
                                                                      --------------------------------------
                                                                            1,201,704             1,269,230
                                                                      --------------------------------------

WIRELESS/TELECOMMUNICATION SERVICES (24.4%)
------------------------------------------------------------------------------------------------------------
       Gemstar International Group (b)                   9,300                499,341               571,514
       NDS Group PLC (b)                                 8,000                463,000               488,000
       Nextel Communications Inc. - Class A (b)          6,000                309,607               367,125
       Nokia Corporation - ADR A                         5,600                255,234               279,650
       Viatel Inc. (b)                                  17,400                502,337               496,987
       Voicestream Wireless Corporation (b)              3,000                366,937               348,891
       XM Satellite Radio Holdings (b)                  13,300                383,543               497,919
                                                                      --------------------------------------
                                                                            2,779,999             3,050,086
                                                                      --------------------------------------
TOTAL COMMON STOCKS (101.1%)                                               11,535,994(c)         12,600,754
                                                                      ======================================

       Liabilities in excess of other assets (-1.1%)                                               (132,409)
                                                                                            ----------------

NET ASSETS (100.0%)                                                                          $   12,468,345
                                                                                            ================


       Notes to Schedule of Investments:
       Percentage of investments as shown is the ratio of the total market value to total net assets.
       (a) Securities are valued by procedures described in note 2 to the financial statements.
       (b)  Presently non-income producing.
       (c) Cost for federal income tax purposes at June 30, 2000, was $11,573,593. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

            --------------------------------------------------------------------------
            Gross unrealized appreciation                              $    2,042,265
            Gross unrealized depreciation                                  (1,015,104)
                                                                      ----------------
            Net unrealized appreciation                                $    1,027,161
            --------------------------------------------------------------------------


       ADR - American Depositary Receipt

                                                      AMERICAN EAGLE TWENTY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2000

COMMON STOCKS
                                                           NUMBER                                 MARKET
INDUSTRY DESCRIPTION AND ISSUE                           OF SHARES            COST              VALUE (a)
------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES/SOFTWARE (15.7%)
------------------------------------------------------------------------------------------------------------
       Immersion Corporation (b)                           18,400       $      454,150       $      552,000
       Microsoft Corporation (b)                            5,500              490,297              440,000
       Siebel Systems Inc. (b)                              3,000              325,631              490,688
                                                                       -------------------------------------
                                                                             1,270,078            1,482,688
                                                                       -------------------------------------

HEALTHCARE SERVICES (3.6%)
------------------------------------------------------------------------------------------------------------
       Immunex Inc. (b)                                     6,900              235,275              341,119
                                                                       -------------------------------------

INTERACTIVE MEDIA (1.0%)
------------------------------------------------------------------------------------------------------------
       Echostar Communications - Class A (b)                3,000              127,377               99,328
                                                                       -------------------------------------

INTERNET SERVICES (6.7%)
------------------------------------------------------------------------------------------------------------
       Apropos Technology (b)                              16,900              229,226              335,887
       Internet Initiative Japan ADR (b)                    3,000              194,250              177,750
       Korea Thrunet Co. Ltd. - Class A (b)                 8,300              452,297              116,200
                                                                       -------------------------------------
                                                                               875,773              629,837
                                                                       -------------------------------------

INTERNET TECHNOLOGY (22.2%)
------------------------------------------------------------------------------------------------------------
       America Online Inc. (b)                              8,800              521,416              464,200
       Intuit Inc. (b)                                      6,300              213,500              260,662
       Liberate Technologies (b)                            5,000              156,875              146,563
       Marvell Technology Group (b)                        13,900              518,836              792,300
       Tele 1 Europe Holdings ADR (b)                       5,400               87,722               65,138
       Websense Inc. (b)                                   15,000              408,750              376,875
                                                                       -------------------------------------
                                                                             1,907,099            2,105,738
                                                                       -------------------------------------

MEDICAL DEVICES/DRUGS (22.3%)
-----------------------------------------------------------------------------------------------------------
       Heartport Inc. (b)                                 145,500              664,712              418,312
       Medtronic Inc.                                       8,100              384,541              403,481
       Pharmacia Corporation                               14,200              524,147              733,963
       Sepracor Inc. (b)                                    4,600              397,808              554,875
                                                                       -------------------------------------
                                                                             1,971,208            2,110,631
                                                                       -------------------------------------

RESTAURANTS (3.2%)
------------------------------------------------------------------------------------------------------------
       Starbucks Corporation (b)                            7,900              216,185              301,681
                                                                       -------------------------------------

                                                      AMERICAN EAGLE TWENTY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)                     JUNE 30, 2000

COMMON STOCKS (CONCLUDED)
                                                         NUMBER                                   MARKET
INDUSTRY DESCRIPTION AND ISSUE                         OF SHARES             COST                VALUE (a)
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (5.1%)
------------------------------------------------------------------------------------------------------------
       At Home Corporation (b)                            11,700        $      343,513       $      242,775
       Corning Corporation                                   700                91,225              188,912
       First World Communications (b)                      5,000                85,000               52,500
                                                                       -------------------------------------
                                                                               519,738              484,187
                                                                       -------------------------------------

WIRELESS/TELECOMMUNICATION SERVICES (23.9%)
------------------------------------------------------------------------------------------------------------
       Charter Communications (b)                         25,000               363,775              410,937
       Gemstar International Group (b)                     9,200               406,310              565,369
       L.M. Ericsson Tel ADR                              15,200               244,919              304,000
       Nokia Corporation - ADR A                           5,600               255,234              279,650
       Viatel Inc. (b)                                    12,300               362,488              351,319
       Voicestream Wireless Corporation (b)                3,000               366,938              348,891
                                                                       -------------------------------------
                                                                             1,999,664            2,260,166
                                                                       -------------------------------------
TOTAL COMMON STOCKS (103.7%)                                                 9,122,397(c)         9,815,375
                                                                       =====================================

       Liabilities in excess of other assets (-3.7%)                                               (348,743)
                                                                                            ----------------

NET ASSETS (100.0%)                                                                          $    9,466,632
                                                                                            ================


       Notes to Schedule of Investments:
       Percentage of investments as shown is the ratio of the total market value to total net assets.
       (a) Securities are valued by procedures described in note 2 to the financial statements.
       (b)  Presently non-income producing.
       (c) Cost for federal income tax purposes at June 30, 2000, was $9,187,241. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

            ---------------------------------------------------------------------------
            Gross unrealized appreciation                                $   1,725,844
            Gross unrealized depreciation                                   (1,097,710)
                                                                        ---------------
            Net unrealized appreciation                                  $     628,134
            ---------------------------------------------------------------------------


       ADR - American Depositary Receipt

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2000



1.   ORGANIZATION

American Eagle Capital Appreciation Fund ("Capital Appreciation Fund") and American Eagle Twenty Fund ("Twenty Fund") (each, a "Fund" or collectively, the "Funds") are separate non-diversified investment portfolios and series of capital stock of American Eagle Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Funds commenced operations on December 30, 1999. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolio of securities.

The investment objectives of the Funds are as follows:

     * Capital Appreciation Fund's objective is capital appreciation. The Fund will maintain a core portfolio of long positions in 30 to 50 of primarily American growth companies without regard to their size. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts to protect against adverse market price changes and to generate additional investment returns.

     * Twenty Fund's objective is capital appreciation. The Fund will maintain a more concentrated portfolio of long positions in approximately, but not less than, 20 stocks of primarily American growth companies without regard to their size. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts to protect against adverse market price changes and to generate additional investment returns.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES

Expenses incurred by the Company in connection with the organization and the initial public offering of shares of the Funds were expensed as incurred. These expenses were advanced by the Adviser and were subsequently reimbursed by the Funds. Prepaid initial registration expenses are deferred and amortized over the period of benefit.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)               JUNE 30, 2000



INITIAL PUBLIC OFFERINGS

The Funds may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Funds may not experience similar performance as their assets grow.

INVESTMENT IN SECURITIES

Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, are valued at amortized cost, which approximates market value.

FEDERAL TAXES

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)               JUNE 30, 2000



REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. Government securities) at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES

The Funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS

For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities to protect against changes in market prices and to generate additional investment returns.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)               JUNE 30, 2000



by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS

The Funds may buy and sell index futures contracts and related options for hedging purposes and to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS

The Funds may seek to hedge investments or realize additional gains through short sales. Short selling obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and/or other liquid securities sufficient to cover its short position.

DISTRIBUTION TO SHAREHOLDERS

Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)               JUNE 30, 2000



EXPENSES

Expenses directly attributable to each Fund are charged to that Fund's operations; expenses that are applicable to both Funds are allocated between the Funds on a pro rata basis.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3.   INVESTMENT SECURITY TRANSACTIONS

For the six months ended June 30, 2000, for Capital Appreciation Fund and Twenty Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                   Cost of           Proceeds
                                                  Purchases         from Sales
--------------------------------------------------------------------------------
Capital Appreciation Fund
         Long-term investment transactions       $ 31,683,513      $ 23,733,531
         Short sale transactions                 $  2,715,950      $  2,647,279
Twenty Fund
         Long-term investment transactions       $ 16,609,072      $  9,843,091
         Short sale transactions                 $  1,025,200      $    971,842
--------------------------------------------------------------------------------

4.   INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Jundt Associates, Inc. is the investment adviser for the Funds. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For its services, the investment adviser receives from each Fund a monthly fee at an annual rate of 1.3% of each Fund's average daily net assets.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)               JUNE 30, 2000



underwriter of each Fund's shares.

In addition to the investment management fee and the administrative fee, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; and other miscellaneous expenses.

For the six months ended June 30, 2000, legal fees of $7,022 for Capital Appreciation Fund and $7,184 for Twenty Fund were incurred with a law firm of which the secretary of the Funds is a partner.

Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of American Eagle Funds, Inc. is also a director of other fund companies managed by the Investment Adviser. American Eagle Funds, Inc. and other fund companies managed by the Investment Adviser have agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" of any fund company managed by the Investment Adviser. In the aggregate, American Eagle Funds, Inc. and other fund companies managed by the Investment Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. No compensation is paid to officers or directors who are "interested persons" of American Eagle Funds, Inc. and other fund companies managed by the Investment Adviser.

5.   BANK BORROWING

The Capital Appreciation Fund and Twenty Fund entered into a joint Line of Credit Agreement with Firstar Bank, N.A., for an amount not to exceed jointly the lesser of $2,000,000 or 30% of the Fund's assets. For the six months ended June 30, 2000, the Capital Appreciation Fund's average daily balance of loans outstanding was $3,720 at a weighted average interest rate of 9.35%. The maximum amount of loans outstanding at any time during the period was $677,000 or 5.02% of total assets. The loans were collateralized by certain Capital Appreciation Fund investments. The Twenty Fund's average daily balance of loans outstanding was $2,352 at a weighted average interest rate of 9.44%. The maximum amount of loans outstanding at any time during the period was $428,000 or 4.29% of total assets. The loans were collateralized by certain Twenty Fund investments.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2000

6. FINANCIAL HIGHLIGHTS (UNAUDITED)

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                 AMERICAN EAGLE CAPITAL APPRECIATION FUND
                                                            -------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED
                                                                        6/30/00              FOR THE PERIOD
                                                                      (UNAUDITED)          12/30/99*-12/31/99
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
-------------------------------------------------------------------------------------------------------------
       Beginning of period                                          $        10.00            $        10.00
                                                                   ----------------          ----------------

OPERATIONS
-------------------------------------------------------------------------------------------------------------
       Net investment loss                                                   (0.11)                       --
       Net realized and unrealized gains on investments                       7.74                        --
                                                                   ----------------          ----------------

       Total from operations                                                  7.63                        --
                                                                   ----------------          ----------------

NET ASSET VALUE
-------------------------------------------------------------------------------------------------------------
       End of period                                                $        17.63            $        10.00
                                                                   ================          ================

Total return(1)                                                              76.30%                     0.00%
Net assets at end of period                                         $   12,468,345            $       74,486

RATIO OF EXPENSES TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------------
       Net Expenses(2)(5)                                                     2.82%                     6.96%
       Gross Expenses(3)(5)                                                   2.82%                   168.87%
       Gross Expenses Including Interest Expense(4)(5)                        2.83%                       N/A

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------------

       Excluding interest expense, net of reimbursement(5)                   (1.81%)                   (6.96%)
       Excluding interest expense, before reimbursement(5)                   (1.81%)                 (168.87%)
       Including interest expense, before reimbursement(5)                   (1.81%)                      N/A

Portfolio turnover rate                                                     344.31%                     0.00%


(1) Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2) Excluding interest expense, net of reimbursement.
(3) Excluding interest expense, before reimbursement.
(4) Including interest expense, before reimbursement.
(5) Adjusted to an annual basis.

*  Commencement of operations

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                          JUNE 30, 2000

6. FINANCIAL HIGHLIGHTS (UNAUDITED)

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                         AMERICAN EAGLE TWENTY FUND
                                                            -------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED
                                                                        6/30/00              FOR THE PERIOD
                                                                      (UNAUDITED)          12/30/99*-12/31/99
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
-------------------------------------------------------------------------------------------------------------
       Beginning of period                                          $        10.00            $        10.00
                                                                   ----------------          ----------------

OPERATIONS
-------------------------------------------------------------------------------------------------------------
       Net investment loss                                                   (0.13)                       --
       Net realized and unrealized gains on investments                       6.10                        --
                                                                   ----------------          ----------------

       Total from operations                                                  5.97                        --
                                                                   ----------------          ----------------

NET ASSET VALUE
-------------------------------------------------------------------------------------------------------------
       End of period                                                $        15.97            $        10.00
                                                                   ================          ================

Total return(1)                                                              59.70%                     0.00%
Net assets at end of period                                         $    9,466,632            $       74,486

RATIO OF EXPENSES TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------------
       Net Expenses(2)(5)                                                     3.07%                     6.96%
       Gross Expenses(3)(5)                                                   3.07%                   168.87%
       Gross Expenses Including Interest Expense(4)(5)                        3.08%                       N/A

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------------
       Excluding interest expense, net of reimbursement(5)                   (2.07%)                   (6.96%)
       Excluding interest expense, before reimbursement(5)                   (2.07%)                 (168.87%)
       Including interest expense, before reimbursement(5)                   (2.07%)                      N/A

Portfolio turnover rate                                                     175.77%                     0.00%


(1) Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2) Excluding interest expense, net of reimbursement.
(3) Excluding interest expense, before reimbursement.
(4) Including interest expense, before reimbursement.
(5) Adjusted to an annual basis.

*  Commencement of operations

INVESTMENT ADVISER
Jundt Associates, Inc.
1550 Utica Avenue South
Suite 950
Minneapolis, MN 55416

DISTRIBUTOR
U.S. Growth Investments, Inc.
1550 Utica Avenue South
Suite 935
Minneapolis, MN 55416

ADMINISTRATOR
Firstar Mutual Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

TRANSFER AGENT
Firstar Mutual Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

CUSTODIAN
Firstar Bank, N.A.
625 Walnut Street
Cincinnati, OH 45202

INDEPENDENT AUDITORS
KPMG LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN 55402

LEGAL COUNSEL
Faegre & Benson LLP
2200 Norwest Center
Minneapolis, MN 55402

FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEE, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-335-0333 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUND'S CURRENT PROSPECTUS.